Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Company's provision for income tax	Three and six months ended June 30, 2020 and June 30, 2019 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Provisions for income taxes	$323	$7	$332	$16

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	4	86	65
Total current provision	4	86	$65
Deferred:
Federal	$—	$9	$36
State	54	10	109
Foreign	—	—	—
Total deferred provision	54	19	145
Total provision	$58	$105	$210

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	Year Ended December 31,
	2019	2018	2017
Provision for income taxes at statutory rate	$(29,863)	$(15,984)	$(25,400)
Prior year provision true-ups	3,164	(157)	982
State taxes, net of federal benefit	(7,522)	(7,525)	(2,769)
Certain stock-based compensation expenses	2,412	430	536
Non-deductible lobbying expenses	1,885	1,352	2,505
Non-deductible acquisition expenses	2,068	—	—
Change in valuation allowance	19,988	21,584	(66,370)
Impact of federal rate change on net deferred taxes	—	—	90,889
Net operating loss write-off	7,246	—	—
Other	680	405	(163)
Provision for income taxes	$58	$105	$210

Diamond eagle acquisition
Schedule of Company's provision for income tax

For the Period Ended December 31,
2019

Federal
Current	$944,494
Deferred	(261,174)
State
Current	—
Deferred	—
Change in valuation allowance	261,174
Income tax provision	$944,494

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

For the Period Ended
December 31, 2019

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change
Change in valuation allowance	8.0%
Income tax provision	29.0%